COMMITMENTS AND CONTINGENCIES - Nissan Agreements (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC						3 Months Ended	12 Months Ended
	Feb. 29, 2024 item	Jul. 07, 2021 item	Jun. 30, 2021 item site	Mar. 01, 2021 item site	Jun. 13, 2019	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Nissan Agreements
Commitments And Contingencies [Line Items]
Number of program services agreements in place						2	2
Term at which there is no charge to the participant for vehicles							12 months
Minimum number of chargers required to support, maintain and make available		850
Threshold notice period for early termination						90 days	90 days
Nissan 2.0 agreement
Commitments And Contingencies [Line Items]
Percentage of chargers for use on public network					100.00%
Number of chargers to be installed	210		46
Number of sites in which chargers are required to be installed | site			17
Number of chargers installed				22
Number of sites in which chargers are installed | site				11
Penalty on not meeting Build Schedule obligations | $						$ 35,000	$ 35,000
Amount provided on joint marketing activities in the event of termination | $						1,600,000	1,600,000
Amount of charging credits that shall continue to be administered in the event of termination | $						$ 4,800,000	$ 4,800,000